RISK MANAGEMENT (Details 13) - COP ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		$ 199,665,846		$ 181,147,247
Financial assets pledged as collateral for liabilities or contingent liabilities		(2,741,344)		(1,137,456)
Net exposure		125,675,861		111,135,323
Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	[1]	16,837,677		13,900,216
Financial assets pledged as collateral for liabilities or contingent liabilities		(2,867,247)		(1,384,764)
Net exposure	[1]	13,970,430		12,515,452
Debt securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		14,860,621		11,705,563
Net exposure		14,859,423		11,705,563
Debt securities [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		14,859,423		11,705,563
Financial assets pledged as collateral for liabilities or contingent liabilities		(2,741,345)		(1,137,457)
Net exposure		12,118,078		10,568,106
Derivatives [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	[2],[3]	457,940		779,829
Financial assets pledged as collateral for liabilities or contingent liabilities	[1],[2]	(125,902)		(247,307)
Net exposure	[2]	332,038		532,522
Trading equity securities [member] | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk		1,520,313	[4]	1,414,824
Financial assets pledged as collateral for liabilities or contingent liabilities		0		0
Net exposure		$ 1,520,313	[4]	$ 1,414,824

[1]	Collateral Held (-) and Collateral Pledged (+).
[2]	Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied * Debt Securities Book value 100% * Equity Instruments: - Shares:100% - Investment funds: Book value 100%
[3]	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.
[4]	Includes investments classified as “assets held for sale”. See Note 12 Assets held for sale and inventories, net.